Fees Summary	Feb. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,000,000,000
Previously Paid Amount	0
Total Fee Amount	918,600
Total Offset Amount	0
Net Fee	$ 918,600